Related Parties and Exempt Party-In-Interest (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment at fair value	$ 4,013,944,000	$ 3,529,101,000
Administrative expenses	$ 1,646,000	$ 1,405,000
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	8,935,911	9,110,901
Investment at fair value	$ 472,100,000	$ 466,700,000
Investment cost	75,100,000	55,500,000
Investment selling price	85,100,000	82,100,000
Dividend income investment	25,800,000	25,300,000
Administrative expenses	1,000,000.0	800,000
Revenue sharing agreement, income	1,000,000.0	3,000,000.0
Revenue sharing agreement, expense	$ 600,000	$ 600,000